Long-Term Debt (Detail) - 2026 Notes [Member] $ / shares in Units, ¥ in Millions, $ in Millions	1 Months Ended		12 Months Ended
	Apr. 30, 2019 USD ($)	Apr. 30, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Apr. 30, 2019 CNY (¥)	Apr. 01, 2019 $ / shares
Debt Instrument [Line Items]
Long term debt principal amount	$ 500.0			¥ 3,488.1
Long term debt interest rate	1.375%				1.375%
Proceeds from Issuance of Long-term Debt, Net of Issuance Cost	$ 488.2	¥ 3,356.1
Long term debt issuance cost	$ 11.8				¥ 81.1
Debt Instrument Repurchase Face Amount Percentage	100.00%	100.00%
Interest Expense debt			$ 6.4	44.9
Unamortized debt issuance costs | ¥				¥ 73.5
American Depository Shares [Member]
Debt Instrument [Line Items]
Convertible debt, conversion rate	0.0404040	0.0404040
Convertible debt, conversion price | $ / shares						$ 24.75